Forward Purchase Agreement (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Nov. 18, 2021	Nov. 10, 2021	Dec. 31, 2021	Dec. 31, 2020
Subsidiary, Sale of Stock
Forward purchase agreement, current			$ 45,611	$ 0
Loss on issuance of forward purchase agreement			11,674	0
Gain on settlement of Forward Purchase Agreement (Note 7)			399	0
Loss on change in fair value of forward purchase agreement			$ 15,609	$ 0
Forward Purchase Transaction | Minimum
Subsidiary, Sale of Stock
Shares to be terminated, period	6 months
Forward Purchase Transaction | Maximum
Subsidiary, Sale of Stock
Shares to be terminated, period	1 year
Forward Purchase Transaction | Apollo
Subsidiary, Sale of Stock
Event trigger price (per share)	$ 10
Proceeds from the sales of stock above trigger price (usd per share)	$ 10
Terminated shares (in shares)			251,632
WEJO GROUP LIMITED | Forward Purchase Transaction | Apollo
Subsidiary, Sale of Stock
Maximum number of shares issuable in transaction		7,500,000
Consideration received from sales of stock		$ 75,000
Terminated paid FPA amount			$ 2,500